Reinsurance - Reinsurers' share of paid losses, unpaid losses, unearned premiums and the provision (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		$ 10,533.2	$ 9,155.8
Reinsurance recoveries received		(2,152.8)	(2,317.9)
Reinsurers' share of unpaid losses and premiums earned		(1,749.8)	(1,081.3)
Premiums ceded to reinsurers		5,632.1	4,261.4
Change in provision, recovery or write-off of impaired balances		(23.8)	3.3
Acquisitions of subsidiaries		99.7
Divestiture of subsidiary		(20.3)
Foreign exchange effect and other		(227.8)	511.9
Ending balance - December 31		12,090.5	10,533.2
Commission income on premiums ceded		1,007.8	821.0
European Run-off's reinsurers' share of unpaid losses			70.6
European Run-off's reinsurers' share of premiums earned			13.5
Brit Limited (Brit)
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Net insurance contract liabilities ceded	$ 379.1
Consideration for insurance liability ceded	344.1
Net favorable reserve	$ 35.0
Paid losses
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		818.0	776.9
Reinsurers' share of losses paid to insureds		2,360.3	2,375.4
Reinsurance recoveries received		(2,152.8)	(2,317.9)
Change in provision, recovery or write-off of impaired balances		(1.7)	(2.7)
Acquisitions of subsidiaries		0.3
Divestiture of subsidiary		(3.3)
Foreign exchange effect and other		(0.9)	(13.7)
Ending balance - December 31		1,019.9	818.0
Unpaid losses
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		7,971.7	6,956.7
Reinsurers' share of losses paid to insureds		2,360.3	2,375.4
Reinsurers' share of unpaid losses and premiums earned		3,479.0	2,842.3
Acquisitions of subsidiaries		82.7
Divestiture of subsidiary		(6.4)
Foreign exchange effect and other		(177.4)	548.1
Ending balance - December 31		8,989.3	7,971.7
Unpaid losses | European Run-off
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Unpaid losses from loss reserves ceded to European Run-off			467.1
Unearned premiums.
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		1,899.1	1,583.7
Reinsurers' share of unpaid losses and premiums earned		(5,228.8)	(3,923.6)
Premiums ceded to reinsurers		5,632.1	4,261.4
Acquisitions of subsidiaries		16.7
Divestiture of subsidiary		(10.6)
Foreign exchange effect and other		(48.5)	(22.4)
Ending balance - December 31		2,260.0	1,899.1
Provision for uncollectible reinsurance
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		155.6	161.5
Change in provision, recovery or write-off of impaired balances		(22.1)	6.0
Foreign exchange effect and other		(1.0)	(0.1)
Ending balance - December 31		178.7	155.6
Ceded reinsurance contracts
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		10,533.2
Ending balance - December 31		12,090.5	10,533.2
Ceded reinsurance contracts | Provision for uncollectible reinsurance
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		(155.6)
Ending balance - December 31		$ (178.7)	$ (155.6)